--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     9-30-02
                                                --------------------------

Check here if Amendment [ ]; Amendment Number:
                                                ---------------------

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     TA Associates
        -------------------------------------------------------

Address:  125 High Street
        -------------------------------------------------------
          Suite 2500
        -------------------------------------------------------
          Boston, MA 02110
        -------------------------------------------------------

Form 13F File Number: 28-  06148
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Thomas P. Alber
        -------------------------------------------------------

Title:    Chief Financial Officer
        -------------------------------------------------------

Phone:    (617) 574-6735
        -------------------------------------------------------

Signature, Place, and Date of Signing:

/s/                                   BOSTON, MA
-----------------------     -------------------------------    ---------------------
    [Signature]                     [City, State]                     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number       Name
                           ----------------------------------------------------
28-
   --------------------
[Repeat as necessary.]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                    FORM 13F

                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0
                                        ---------------------------------------

Form 13F Information Table Entry Total:   85,194,388
                                        ---------------------------------------

Form 13F Information Table Value Total: $    294,578
                                         --------------------------------------
                                                    (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

   No.     Form 13F File Number       Name

           28-
---------     --------------------    ----------------------------------------
[Repeat as necessary.]

                                    FORM 13F

                                                                                                                --------------------
                                                                                                                   (SEC ONLY)
Page  1 of 1                                           Name of Reporting Manager:  TA ASSOCIATES, INC.  9-30-02
     ---  ---                                                                      ----------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                                   Item 6:                        Item 8:
                                                                             Investment Discretion  Item 7:  Voting Authority Shares
                                                                             ---------------------  Managers -----------------------
                                                                                     (b)              See
                                                                                    Shared          Instr. V  (a)     (b)    (c)
                                                                    Item 5:           As                     Sole   Shared  None
       Item 1:                    Item 2:    Item 3:    Item 4:    Shares of        Defined    (c)
                                  Title      CUSIP    Fair Market  Principal  (a)     in     Shared-
    Name of Issuer               of Class    Number      Value       Amount   Sole  Instr. V  Other
------------------------------------------------------------------------------------------------------------------------------------


AMERITRADE HOLDING CORPORATION     COMMON   03074K 100 $157,260,097 42,160,884  X                              X
-----------------------------------------------------------------------------------------------------------------------------------
BSQUARE Corporation                Common   11776U 102 $  5,772,108  5,019,224  X                              X
-----------------------------------------------------------------------------------------------------------------------------------
Fargo Electronics, Inc.            Common   30744P 102 $ 21,551,250  2,625,000  X                              X
-----------------------------------------------------------------------------------------------------------------------------------
INSTINET GROUP INC.                COMMON   457750 107 $ 58,286,184 18,562,479  X                              X
-----------------------------------------------------------------------------------------------------------------------------------
Lawson Software, Inc.              Common   520780 107 $ 27,312,454  7,737,239  X                              X
-----------------------------------------------------------------------------------------------------------------------------------
Natrol, Inc.                       Common   628789 107 $  2,311,200  2,160,000  X                              X
-----------------------------------------------------------------------------------------------------------------------------------
NetScout Systems, Inc.             Common   64115T 104 $ 17,921,512  5,120,432  X                              X
-----------------------------------------------------------------------------------------------------------------------------------
Private Business, Inc.             Common   74267D 203 $  3,807,267  1,475,685  X                              X
-----------------------------------------------------------------------------------------------------------------------------------
SBA Communications Corporation     Common   78388J 106 $    356,786    333,445  X                              X
-----------------------------------------------------------------------------------------------------------------------------------
                COLUMN TOTALS                          $294,578,858 85,194,388
-----------------------------------------------------------------------------------------------------------------------------------